Expense Example {- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2025 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2025 Fund- Class A
Expense Example:
1 year	$ 642
3 years	786
5 years	942
10 years	1,395
Fidelity Advisor Freedom Blend 2025 Fund- Class M
Expense Example:
1 year	444
3 years	642
5 years	857
10 years	1,476
Fidelity Advisor Freedom Blend 2025 Fund- Class C
Expense Example:
1 year	248
3 years	459
5 years	792
10 years	1,531
Fidelity Advisor Freedom Blend 2025 Fund- Class I Advisor
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	567
Fidelity Advisor Freedom Blend 2025 Fund- Class Z
Expense Example:
1 year	36
3 years	113
5 years	197
10 years	$ 443